SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 145,593	¥ 75,695	¥ 54,281
Unrecognized compensation expense related to unvested share options	¥ 363,230
Weighted-average period, compensation expense is expected to be recognized	2 years 9 months 18 days
Stock Options
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 25,565	37,662	36,633
Unrecognized compensation expense related to unvested share options	¥ 6,893
Weighted-average period, compensation expense is expected to be recognized	1 year 3 months 18 days
Restricted share units
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 25,711	21,280	18,159
Unrecognized compensation expense related to unvested share options	¥ 51,308
Weighted-average period, compensation expense is expected to be recognized	2 years 6 months
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 69,718	22,727	25,412
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	50,532	40,562	24,772
Technology expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 25,343	¥ 12,406	¥ 4,097